Supplemental cash flow information - Additional Information (Details) - Hoegh Grace	Dec. 31, 2017
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Revolving Credit Facility [Member]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%